PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - Hospitality Investors Trust $ in Millions		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Revenue of acquiree since acquisition date	$ 0
Net income of acquiree since acquisition date	$ 0
Revenue of combined entity as if combination occurred at beginning of period		$ 147
Net income (loss) of combined entity as if combination occurred at beginning of period		$ (104)